CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Noncurrent Assets
Property and equipment (Note 9)	₱ 327,989	₱ 318,069	₱ 287,103
Right-of-use assets (Note 10)	48,777	39,111	32,717
Investments in associates and joint ventures (Note 11)	52,425	52,764	50,308
Financial assets at fair value through profit or loss (Note 27)	1,030	1,101	578
Debt instruments at amortized cost - net of current portion (Note 12)	350	370	395
Investment properties (Note 13)	7,789	3,000	1,315
Goodwill and intangible assets (Note 14)	64,421	64,464	64,335
Deferred income tax assets – net (Note 7)	11,582	14,643	18,172
Derivative financial assets - net of current portion (Note 27)	617	385	96
Prepayments and other nonfinancial assets - net of current portion (Note 18)	46,486	61,929	80,365
Contract assets – net of current portion (Note 5)	333	485	531
Other financial assets - net of current portion (Note 27)	3,616	3,126	3,481
Total Noncurrent Assets	565,415	559,447	539,396
Current Assets
Cash and cash equivalents (Notes 15 and 27)	11,866	10,011	16,177
Short-term investments (Note 27)	10	136	391
Trade and other receivables (Note 16)	31,367	31,612	26,086
Inventories and supplies (Note 17)	1,843	3,306	3,340
Current portion of contract assets (Note 5)	1,154	1,401	1,387
Current portion of derivative financial assets (Note 27)	203	30
Current portion of debt instruments at amortized cost (Notes 12 and 27)	20	25	200
Current portion of prepayments and other nonfinancial assets (Notes 18 )	16,191	9,975	13,215
Current portion of other financial assets (Notes 27)	339	831	320
Total current assets other than assets classified as held-for-sale	62,993	57,327	61,116
Assets classified as held-for-sale (Notes 9 and 10)	6,420	6,501	9,007
Total Current Assets	69,413	63,828	70,123
TOTAL ASSETS	634,828	623,275	609,519
Equity
Treasury stock (Note 19)	(6,505)	(6,505)	(6,505)
Capital in excess of par value	130,204	130,312	130,312
Retained earnings	37,320	29,242	18,973
Other comprehensive loss (Note 6)	(35,733)	(39,233)	(39,165)
Total Equity Attributable to Equity Holders of PLDT	126,889	115,419	105,218
Noncontrolling interests	1,194	1,316	5,168
TOTAL EQUITY	128,083	116,735	110,386
Noncurrent Liabilities
Interest-bearing financial liabilities - net of current portion (Note 20)	278,868	258,246	243,152
Lease liabilities - net of current portion (Note 10)	55,276	46,703	41,625
Deferred income tax liabilities – net (Note 7)	75	60	165
Customers' deposits (Note 27)	1,262	2,046	2,238
Pension and other employee benefits (Note 25)	3,810	3,548	5,661
Deferred credits and other noncurrent liabilities (Notes 21)	8,311	7,475	9,607
Derivative financial liabilities - net of current portion (Note 27)			12
Total Noncurrent Liabilities	347,602	318,078	302,460
Current Liabilities
Accounts payable (Note 22)	56,379	66,722	81,014
Accrued expenses and other current liabilities (Notes 23 )	72,952	85,488	88,750
Current portion of interest-bearing financial liabilities (Note 20)	16,180	23,340	11,646
Current portion of lease liabilities (Note 10)	8,897	7,335	5,921
Dividends payable (Note 19)	2,087	2,005	1,912
Current portion of derivative financial liabilities (Note 27)	77	97	1,021
Income tax payable	946	1,860	4,630
Total current liabilities other than liabilities classified as held-for-sale	157,518	186,847	194,894
Liabilities associated with assets classified as held-for-sale	1,625	1,615	1,779
Total Current Liabilities	159,143	188,462	196,673
TOTAL LIABILITIES	506,745	506,540	499,133
TOTAL EQUITY AND LIABILITIES	634,828	623,275	609,519
Non-voting Serial Preferred Stock [Member]
Equity
Initial capitalization amount	360	360	360
Voting Preferred Stock [Member]
Equity
Initial capitalization amount	150	150	150
Common Stock [Member]
Equity
Initial capitalization amount	₱ 1,093	₱ 1,093	₱ 1,093